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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/12

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    SCGF GenPar, Ltd.

Address: 3000 Sand Hill Road
         Bldg 4, Suite 250
         Menlo Park, CA 94025


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Leone
Title:   Managing Director
Phone:   (650) 854-3927


Signature, Place, and Date of Signing:

   /s/ Douglas Leone        Menlo Park, California            02/13/13
_______________________    ________________________    _______________________

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $ 848,076
                                        (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number             Name

1      Not yet assigned                 SCGF IV Management, L.P.

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                               SCGF GenPar, Ltd.
                          FORM 13F INFORMATION TABLE
                                  12/31/2012

COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------        -------------- --------- --------- -------------------- ---------- -------- ----------------------
                                           VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
                                                                                            ----------------------
NAME OF ISSUER  TITLE OF CLASS  CUSIP    (X $1000)  PRN AMT   PRN /CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------  -------------- --------- --------- ---------- --- ----- ---------- -------- ---------- ------ ----
 GREEN DOT
   CORP.        CLASS A COMMON 39304D102    4,867     398,945 SH         DEFINED      1        398,945
 RUCKUS
   WIRELESS
   INC.             COMMON     781220108  124,160   5,510,858 SH         DEFINED      1      5,510,858
 SERVICENOW
   INC.             COMMON     81762P102  719,049  23,944,344 SH         DEFINED      1     23,944,344